Equity (Performance Share and Restricted Stock Unit) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1, | shares	4,511,514
Granted Shares | shares	1,213,901
Forfeited Shares | shares	(61,458)
Paid | shares	(1,756,783)
Shares Outstanding at December 31, | shares	3,907,174
Vested and expected to vest at December 31, | shares	3,748,479
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1, | $ / shares	$ 44.85
Granted Weighted Average Grant Date Fair Value | $ / shares	43.53
Forfeited Weighted Average Grant Date Fair Value | $ / shares	44.08
Payable Weighted Average Grant Date Fair Value | $ / shares	35.33
Weighted Average Grant Date Fair Value Outstanding December 31, | $ / shares	44.08
Weighted Average Grant Date Fair Value Share expected to vest at December 31, | $ / shares	$ 44.09
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1, | shares	3,504,230
Granted Shares | shares	1,532,272
Forfeited Shares | shares	(97,496)
Paid | shares	(1,860,047)
Shares Outstanding at December 31, | shares	3,078,959
Vested and expected to vest at December 31, | shares	2,771,063
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1, | $ / shares	$ 38.48
Granted Weighted Average Grant Date Fair Value | $ / shares	46.71
Forfeited Weighted Average Grant Date Fair Value | $ / shares	42.75
Payable Weighted Average Grant Date Fair Value | $ / shares	36.73
Weighted Average Grant Date Fair Value Outstanding December 31, | $ / shares	43.50
Weighted Average Grant Date Fair Value Share expected to vest at December 31, | $ / shares	$ 43.50